Goodwill (Carrying Value of Goodwill by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 249,947	$ 251,343
Accumulated impairment losses, Beginning Balance	(202,532)	(202,532)
Goodwill, Net, Beginning Balance	47,415	48,811
Foreign currency translation adjustment	(252)	(1,396)
Goodwill, Ending balance	249,695	249,947
Accumulated impairment losses, Ending balance	(202,532)	(202,532)
Goodwill, Net, Ending balance	47,163	47,415
Operating Segments [Member] | Sohu [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	69,404	70,800
Accumulated impairment losses, Beginning Balance	(32,246)	(32,246)
Goodwill, Net, Beginning Balance	37,158	38,554
Foreign currency translation adjustment	(252)	(1,396)
Goodwill, Ending balance	69,152	69,404
Accumulated impairment losses, Ending balance	(32,246)	(32,246)
Goodwill, Net, Ending balance	36,906	37,158
Operating Segments [Member] | Changyou [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	180,543	180,543
Accumulated impairment losses, Beginning Balance	(170,286)	(170,286)
Goodwill, Net, Beginning Balance	10,257	10,257
Foreign currency translation adjustment	0	0
Goodwill, Ending balance	180,543	180,543
Accumulated impairment losses, Ending balance	(170,286)	(170,286)
Goodwill, Net, Ending balance	$ 10,257	$ 10,257